Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid (“CAP”) to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

Performance Measures Used for Linking Pay and Performance

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Each metric below is used for purposes of determining payouts under either our CIP or vesting of our PSU-2s. Please see the Compensation Discussion and Analysis for a description of these metrics, including how they are subject to pre-established adjustments, and how they are used in the Company’s executive compensation program.

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Pay Versus Performance Table

Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(2)	Compensation Actually Paid to Former PEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ mil.)(7)	Adjusted Diluted EPS (8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$4,501,186	$7,853,650	$2,841,681	$1,932,110	$2,175,653	$1,366,778	$111	$81	$693	$3.65
2023	—	12,189,021	—	10,962,088	3,402,781	3,111,223	140	105	938	3.98
2022	—	10,740,892	—	11,905,149	2,982,991	2,761,619	153	105	1,150	3.95
2021	—	9,445,636	—	17,406,173	3,049,150	5,627,834	169	142	1,092	3.94
2020	—	7,843,673	—	7,733,481	2,513,288	2,401,479	99	118	640	2.68
(1)    The amounts reported in these columns are the amounts of total compensation reported for our current President and Chief Executive Officer, Justin Jude, and our former President and Chief Executive Officer, Dominick Zarcone, for each corresponding year in the “Total” column of the applicable Summary Compensation Table (“SCT”).
(2)    CAP to our PEOs are computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:
Reconciliation of SCT to CAP for PEO

Year	Summary Compensation Table Total for PEO	Minus Summary Compensation Table Value of Equity Awards Granted to PEO	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	PEO CAP*
2024 (Jude)	$4,501,186	$3,150,075	$2,295,633	$(509,388)	$0	$(295,675)	$0	$2,841,681
2024 (Zarcone)	$7,853,650	$5,800,020	$4,226,795	$(2,553,523)	$0	$(1,794,792)	$0	$1,932,110

*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and assumes estimated performance results as of the end of each reporting year for performance metrics and includes the cash value of accrued dividends.
(3)    For 2024, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. Meyne, and Mr. McKay; for 2023, other NEOs are Mr. Galloway, Mr. Laroyia (former Executive Vice President, CEO and Managing Director of LKQ Europe), Mr. Jude, and Mr. Hanley (Senior Vice President, Development); for 2022, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, Mr. Hanley, Mr. McKay, and Mr. Franz (former Senior Vice President, and CEO of LKQ Europe); for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley; for 2020 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
(4)    Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for Other NEOs (averaged across Other NEOs)

Year	Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Awards Granted to Other NEOs	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	Other NEOs CAP*
2024	$2,175,653	$1,327,551	$967,459	$(326,293)	$0	$(122,492)	$0	$1,366,778
*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and assumes estimated performance results as of the end of each reporting year for performance metrics and includes the cash value of accrued dividends.
(5)    Represents the cumulative total shareholder return (TSR) of LKQ for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative total shareholder return (TSR) of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(7)    Represents LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
(8)    Represents LKQ’s adjusted diluted EPS, subject to pre-established adjustments, which is the Company-selected measure. Refer to the Compensation Discussion and Analysis section of this Proxy Statement for a description of adjusted diluted EPS and the pre-established adjustments.

PEO Total Compensation Amount	$ 4,501,186	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 2,841,681	0	0	0	0
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT to CAP for PEO

Year	Summary Compensation Table Total for PEO	Minus Summary Compensation Table Value of Equity Awards Granted to PEO	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	PEO CAP*
2024 (Jude)	$4,501,186	$3,150,075	$2,295,633	$(509,388)	$0	$(295,675)	$0	$2,841,681
2024 (Zarcone)	$7,853,650	$5,800,020	$4,226,795	$(2,553,523)	$0	$(1,794,792)	$0	$1,932,110

*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and assumes estimated performance results as of the end of each reporting year for performance metrics and includes the cash value of accrued dividends.
(3)    For 2024, other NEOs are Mr. Galloway, Mr. Hamilton, Mr. Meyne, and Mr. McKay; for 2023, other NEOs are Mr. Galloway, Mr. Laroyia (former Executive Vice President, CEO and Managing Director of LKQ Europe), Mr. Jude, and Mr. Hanley (Senior Vice President, Development); for 2022, other NEOs are Mr. Galloway, Mr. Laroyia, Mr. Jude, Mr. Hanley, Mr. McKay, and Mr. Franz (former Senior Vice President, and CEO of LKQ Europe); for 2021 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley; for 2020 other NEOs are Mr. Laroyia, Mr. Franz, Mr. Jude, and Mr. Hanley.
	(4)
Non-PEO NEO Average Total Compensation Amount	$ 2,175,653	3,402,781	2,982,991	3,049,150	2,513,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,366,778	3,111,223	2,761,619	5,627,834	2,401,479
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of SCT to CAP for Other NEOs (averaged across Other NEOs)

Year	Summary Compensation Table Total for Other NEOs	Minus Summary Compensation Table Value of Equity Awards Granted to Other NEOs	Plus Year-End Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Equity Awards Granted and Vested During the Year	Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year	Minus Fair Value at End of Prior Year of Equity Awards Granted in Any Prior Years that was Forfeited During the Year	Other NEOs CAP*
2024	$2,175,653	$1,327,551	$967,459	$(326,293)	$0	$(122,492)	$0	$1,366,778
*    The fair value of restricted stock units (RSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of performance stock units (PSUs) used to calculate CAP was based on LKQ’s closing stock price on each valuation date and assumes estimated performance results as of the end of each reporting year for performance metrics and includes the cash value of accrued dividends.
(5)    Represents the cumulative total shareholder return (TSR) of LKQ for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(6)    Represents the cumulative total shareholder return (TSR) of the Dow Jones U.S. Auto Parts Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
(7)    Represents LKQ’s GAAP Net Income as reported in the Company’s Consolidated Statements of Income on Form 10-K for each fiscal year in the table.
(8)    Represents LKQ’s adjusted diluted EPS, subject to pre-established adjustments, which is the Company-selected measure. Refer to the Compensation Discussion and Analysis section of this Proxy Statement for a description of adjusted diluted EPS and the pre-established adjustments.

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The cumulative TSR of the Company was $111, $140, $153, $169, and $99 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. The cumulative TSR of the Company’s Peer Group (the Dow Jones U.S. Auto Parts index) was $81, $105, $105, $142, and $118 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of cumulative Company TSR and Peer Group TSR, respectively. For 2020, the Company’s cumulative TSR was negative while that of the Peer Group was positive. For 2020-2021, 2020-2022 and 2020-2023, both the Company and the Peer Group cumulative TSR were positive and directionally aligned. For 2020-2024, the cumulative TSR of the Company was positive while that of the Peer Group was negative.

CAP and Cumulative Company TSR

CAP to our current PEO was $2,841,681 for 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, $17,406,173, and $7,733,481 for 2024, 2023, 2022, 2021, and 2020, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,366,778, $3,111,223, $2,761,619, $5,627,834, and $2,401,479 for 2024, 2023, 2022, 2021, and 2020, respectively. The cumulative TSR of the Company, assuming an initial fixed $100 investment was $111, $140, $153, $169, and $99 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see the notes above for additional information related to the computation of CAP and cumulative Company TSR. CAP was generally directionally aligned with Company cumulative TSR. As Company cumulative TSR increased or decreased, CAP generally moved in the same direction.

Compensation Actually Paid vs. Net Income
CAP and GAAP Net Income

CAP to our current PEO was $2,841,681 for 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, $17,406,173, and $7,733,481 for 2024, 2023, 2022, 2021, and 2020, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,366,778, $3,111,223, $2,761,619, $5,627,834, and $2,401,479 for 2024, 2023, 2022, 2021, and 2020, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was (in millions) $693, $938, $1,150, $1,092, and $640 for 2024, 2023, 2022, 2021, and 2020, respectively. CAP was generally directionally aligned with the Company’s net income. As Company net income increased or decreased, CAP generally moved in the same direction. CAP was not as sensitive to movements in net income as it was to movements in Company cumulative TSR, since a significant portion of executive compensation is paid in the form of stock.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted Diluted EPS

CAP to our current PEO was $2,841,681 for 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, $17,406,173, and $7,733,481 for 2024, 2023, 2022, 2021, and 2020, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,366,778, $3,111,223, $2,761,619, $5,627,834, and $2,401,479 for 2024,
2023, 2022, 2021, and 2020, respectively. The Company’s adjusted diluted EPS, as defined above, was $3.65, $3.98, $3.95, $3.94, and $2.68 for 2024, 2023, 2022, 2021, and 2020, respectively. Marked increases or decreases in the Company’s adjusted diluted EPS corresponded to a marked increase or decrease in CAP. CAP was not as sensitive to movements in adjusted diluted EPS as it was to movements in Company cumulative TSR, since a significant portion of executive is paid in the form of stock. Refer to the Compensation Discussion and Analysis section of this Proxy Statement for a description of adjusted diluted EPS.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The cumulative TSR of the Company was $111, $140, $153, $169, and $99 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. The cumulative TSR of the Company’s Peer Group (the Dow Jones U.S. Auto Parts index) was $81, $105, $105, $142, and $118 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of cumulative Company TSR and Peer Group TSR, respectively. For 2020, the Company’s cumulative TSR was negative while that of the Peer Group was positive. For 2020-2021, 2020-2022 and 2020-2023, both the Company and the Peer Group cumulative TSR were positive and directionally aligned. For 2020-2024, the cumulative TSR of the Company was positive while that of the Peer Group was negative.

CAP and Cumulative Company TSR

CAP to our current PEO was $2,841,681 for 2024. CAP to our former PEO was $1,932,110, $10,962,088, $11,905,149, $17,406,173, and $7,733,481 for 2024, 2023, 2022, 2021, and 2020, respectively. The average CAP to the NEOs as a group (excluding the PEO(s) in the applicable year) was $1,366,778, $3,111,223, $2,761,619, $5,627,834, and $2,401,479 for 2024, 2023, 2022, 2021, and 2020, respectively. The cumulative TSR of the Company, assuming an initial fixed $100 investment was $111, $140, $153, $169, and $99 for 2020-2024, 2020-2023, 2020-2022, 2020-2021, and 2020, respectively. Please see the notes above for additional information related to the computation of CAP and cumulative Company TSR. CAP was generally directionally aligned with Company cumulative TSR. As Company cumulative TSR increased or decreased, CAP generally moved in the same direction.

Tabular List, Table

Adjusted Diluted EPS
Organic Parts and Services Revenue Growth
Free Cash Flow
Return on Invested Capital
EBITDA Dollars
EBITDA Margin

Total Shareholder Return Amount	$ 111	140	153	169	99
Peer Group Total Shareholder Return Amount	81	105	105	142	118
Net Income (Loss)	$ 693,000,000	$ 938,000,000	$ 1,150,000,000	$ 1,092,000,000	$ 640,000,000
Company Selected Measure Amount	3.65	3.98	3.95	3.94	2.68
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Organic Parts and Services Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	EBITDA Dollars
Measure:: 6
Pay vs Performance Disclosure
Name	EBITDA Margin
Dominick Zarcone, Former President and Chief Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,853,650	$ 12,189,021	$ 10,740,892	$ 9,445,636	$ 7,843,673
PEO Actually Paid Compensation Amount	1,932,110	$ 10,962,088	$ 11,905,149	$ 17,406,173	$ 7,733,481
PEO | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,150,075
PEO | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,295,633
PEO | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(509,388)
PEO | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,675)
PEO | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,800,020
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,226,795
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,553,523)
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,794,792)
PEO | Dominick Zarcone, Former President and Chief Executive Officer [Member] | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table Value of Equity Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,327,551
Non-PEO NEO | Year-End Fair Value Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,459
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Granted in Prior Years that is Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,293)
Non-PEO NEO | Fair Value at Vesting Date of Equity Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Beginning of the Year to Vesting Date of Equity Granted in Any Prior Year that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(122,492)
Non-PEO NEO | Fair Value at Beginning of the Year of Equity Granted in Prior Year that was Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0